Stock Option Plan (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Option Plan Details 3
Cost of revenues					$ 17	$ 4
Distributor compensation					140	165
Sales and marketing					22	9
General and administrative	$ 3,042	$ 1,888	$ 5,609	$ 4,347	$ 9,452	$ 9,718